CERTIFICATION

  Pursuant to Rule 497(j) under the Securities Act of 1933, W&R Funds, Inc. (1933 Act File No. 333-103881) hereby certifies that (a) that the respective forms of Prospectus and Statement of Additional Information used with respect to the Registrant do not differ from the Prospectus and Statement of Additional Information contained in Pre-Effective Amendment No. 2 ("Amendment No. 2") to its Registration Statement on Form N-14, which is Registrant's most recent pre-effective amendment, and (b) Amendment No. 2 was filed electronically.

W&R FUNDS, INC.

Dated: May 5, 2003	By:	/s/Kristen A. Richards --------------------- Kristen A. Richards Vice President, Secretary and Associate General Counsel